                      (SEC FILE NO. 333-56286 / 811-10307)

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

        NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL PRIME CASH FUND
   NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL U.S. GOVERNMENT CASH FUND
      NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL TREASURY CASH FUND


                       SUPPLEMENT DATED SEPTEMBER 26, 2001
                      TO THE PROSPECTUS DATED MAY 23, 2001

         The information provided below updates information regarding the Management Fee and follows the Fee and Expense table as an addition to footnote No. 1 to "Total Annual Fund Operating Expenses":


         (1) New York Life Investment Management LLC, the Fund's Manager, may from time to time waive all or a portion of its Management Fee. As a result of fee waivers, "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" of the Funds for the current fiscal year are expected to be as set forth below. The fee waiver may be terminated at any time at the option of the Fund.


                                                                               Service Class
                                                                               -------------
                  Management Fee (after current waiver)                            .05%
                  Distribution (12b-1) Fees                                        None
                  Other Expenses                                                   .25%
                  Total Annual Fund Operating Expenses                             .30%

                      (SEC FILE NO. 333-56286 / 811-10307)

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

        NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL PRIME CASH FUND
   NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL U.S. GOVERNMENT CASH FUND
      NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL TREASURY CASH FUND


                       SUPPLEMENT DATED SEPTEMBER 26, 2001
                      TO THE PROSPECTUS DATED MAY 23, 2001

         The information provided below updates information regarding the Management Fee and follows the Fee and Expense table as an addition to footnote No. 1 to "Total Annual Fund Operating Expenses":


         (1) New York Life Investment Management LLC, the Fund's Manager, may from time to time waive all or a portion of its Management Fee. As a result of fee waivers, "Management Fees", and "Total Annual Fund Operating Expenses" of the Funds for the current fiscal year are expected to be as set forth below. The fee waiver may be terminated at any time at the option of the Fund.

                                                                               Institutional Class
                                                                               -------------------
                   Management Fee (after current waiver)                              .05%
                   Distribution (12b-1) Fees                                          None
                   Other Expenses                                                     .00%
                   Total Annual Fund Operating Expenses                               .05%